Description of Organization and Summary of Significant Accounting Policies - Term Sheet for Potential Business Combination (Details) - HZO, Inc. and Subsidiaries - USD ($)			3 Months Ended
	Mar. 13, 2026	Feb. 24, 2026	Mar. 31, 2026
Term Sheet for Potential Business Combination
Initial investment			$ 15,000,000
Payment of initial investment			$ 13,000,000
HZO, Inc. and Subsidiaries | Disposal group
Term Sheet for Potential Business Combination
Total purchase price		$ 55,000,000
Percentage of interest disposed		100.00%
Initial investment	$ 15,000,000
Payment of initial investment	13,000,000
Initial investment by unsecured term loan facility	$ 2,000,000
Interest rate of initial investment by unsecured term loan facility	6.00%
Follow-up investment	$ 5,000,000